Impairment (Tables)	12 Months Ended
Dec. 31, 2017
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Schedule of Impairment Losses, Net of Reversals, Recognized Within Statement of Income

The table below shows the impairment losses, net of reversals, recognized within the statement of income in 2017, 2016 and 2015:

Assets or CGU by nature (*)	Carrying amount	Recoverable amount (**)	Impairment (***)	Business segment	Comments
	2017
Property, plant and equipment and intangible assets
Producing properties relating to oil and gas activities in Brazil (several CGUs)	11,826	16,070	(870)	E&P - Brazil	item	(a1)
Second refining unit in RNEST	1,716	1,261	464	RTM - Brazil	item	(b1)
Fertilizer Plants	412	—	412	Gas & Power - Brazil	item	(c)
Oil and gas production and drilling equipment in Brazil	360	4	363	E&P - Brazil	item	(d1)
Producing properties relating to oil and gas activities Abroad (several CGUs)	215	89	128	E&P - Abroad	item	(e)
Panamax vessels - Transpetro	112	—	112	RTM - Brazil	item	(f)
Araucária	70	—	70	Gas & Power - Brazil	item	(g1)
Comperj	51	—	51	RTM - Brazil	item	(h1)
Conecta and DGM	38	—	38	Distribution - Abroad	item	(i)
Others	1,863	1,797	68	Several Segments

			836

Assets classified as held for sale
Producing properties relating to oil and gas activities in Roncador	3,164	2,766	405	E&P - Brazil	item 14.2
Others	317	366	(50)	Several Segments

Total			1,191

	2016
Producing properties relating to oil and gas activities in Brazil (several CGUs)	12,788	10,718	2,268	E&P - Brazil	item	(a2)
Oil and gas production and drilling equipment in Brazil	918	64	854	E&P - Brazil	item	(d2)
Second refining unit in RNEST	2,488	1,708	780	RTM - Brazil	item	(b2)
Suape Petrochemical Complex	1,099	480	619	RTM - Brazil	item	(j)
Comperj	403	—	403	RTM - Brazil	item	(h2)
Transpetro’s fleet of vessels	1,793	1,549	244	RTM - Brazil	item	(k)
Fertilizer Plant - UFN III	523	370	153	Gas & Power - Brazil	item	(l)
Araucária (fertilizers plant)	197	57	140	Gas & Power - Brazil	item	(g2)
Quixada Power plant	28	—	28	Biofuel, Brazil
Others	614	424	148	Several Segments

			5,637

Assets classified as held for sale					item 14.2
Suape Petrochemical Complex	816	381	435	RTM - Brazil
Petrobras Chile Distribución	546	464	82	Distribution - Abroad
Power Plants Celso Furtado and Rômulo Almeida	120	72	47	RTM - Brazil
Others	96	104	(8)	Several Segments

			556

Total			6,193

	2015
Producing properties relating to oil and gas activities in Brazil (several CGUs)	21,251	12,139	8,653	E&P - Brazil	item	(a3)
Comperj	1,586	234	1,352	RTM - Brazil	item	(h3)
Oil and gas producing properties abroad	1,548	918	637	E&P - Abroad	item	(e1)
Oil and gas production and drilling equipment in Brazil	750	243	507	E&P - Brazil	item	(d3)
Fertilizer Plant - UFN III	935	434	501	Gas & Power - Brazil	item	(l1)
Suape Petrochemical Complex	1,143	943	200	RTM - Brazil	item	(j1)
Nitrogen Fertilizer Plant - UFN-V	190	—	190	Gas & Power - Brazil
Biodiesel plants	134	88	46	Biofuel - Brazil
Others	341	156	213	Several segments

			12,299

(*)	It only includes carrying amounts and recoverable amounts of impaired assets or asses for which reversals were recognized.
(**)	The recoverable amounts of assets for impairment computation were their value in use, except for oil and gas production and drilling equipment that were based on their fair value.
(***)	Reversals are presented in brackets.

Schedule of Cash Flow Projections Used To Measure the Value in Use of CGUs

The cash flow projections used to measure the value in use of the CGUs in 2017 were mainly based on the following estimates of key assumptions for impairment testing:

2017
	2018	2019	2020	2021	2022	Long term Average
Average Brent (US$/bbl)	53	58	66	70	73	71
Average Brazilian Real (excluding inflation ) - Real /U.S. dollar exchange rate	3.44	3.47	3.47	3.46	3.49	3.4

For comparative purposes, estimates of key assumptions for impairment testing in 2016 and 2015 are shown below:

2016
	2017	2018	2019	2020	2021	Long term Average
Average Brent (US$/bbl)	48	56	68	71	71	70
Average Brazilian Real (excluding inflation ) - Real /U.S. dollar exchange rate	3.46	3.54	3.48	3.42	3.38	3.36

2015
	2016	2017	2018	2019	2020	Long term Average
Average Brent (US$/bbl)	45	59	61	64	67	71
Average Brazilian Real (excluding inflation ) - Real /U.S. dollar exchange rate	4.06	3.73	3.66	3.6	3.60	3.06

Summary of Assets and CGU Most Sensitive to Future Impairment Losses

Changes in material assumptions for impairment testing may result in the recognition of additional impairment charges on such assets in future periods.

	12.31.2017
	Business segment	Carrying amount	Recoverable amount	Sensitivity (*)
Producing properties relating to oil and gas activities in Brazil (3 CGUs)	E&P	168	180	(10)

(*)	It is based on a 10% reduction in the recoverable amount of CGUs.

Summary of Carrying Amount and Value in Use of Investments in Associates and Joint Ventures

The carrying amount and the value in use of the investments in associates and joint ventures which include goodwill as of December 31, 2017 are set out below:

Investment	Segment	% Post-tax discount rate (excluding inflation) p.a.	Value in use	Carrying Amount
Braskem S.A. (*)	RTM	9.6	5,712	1,448
Natural Gas Distributors	Gas & Power	5.9	518	285

(*)	The discount rate of Braskem is CAPM of petrochemical segment, as the value in use considers the cash flow projections via dividends.